Share-based compensation - Summary of Option Activity and Related Information (Detail) - Options [member]		12 Months Ended
		Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding, beginning of year		2,240,120	2,305,489
Number of Options, Granted		521,070	336,210
Number of Options, Exercised	[1]	(779,722)	(401,579)
Number of Options, Forfeited		(3,240)
Number of Options Outstanding, end of year		1,978,228	2,240,120
Number of Options Exercisable, end of year		1,290,527	1,414,406
Weighted Average Exercise Price Outstanding, beginning of year		$ 4.59	$ 3.3
Weighted Average Exercise Price, Granted		7.46	9.65
Weighted Average Exercise Price, Exercised	[1]	1.64	1.39
Weighted Average Exercise Price, Forfeited		9.65
Weighted Average Exercise Price, Outstanding, end of year		6.5	4.59
Weighted Average Exercise Price, Exercisable, end of year		$ 5.39	$ 3.51

[1]	(1) Exercised options in 2025 and 2024 were settled in shares.